Prepayments, other receivables and other assets - Summary of Detailed Information About Prepayments Other Receivables and Other Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments Other Receivables And Other Assets [Abstract]
Value-added tax deductable	¥ 32,367	¥ 3,302
Value-added tax recoverable	31,964	23,947
Prepayments to charging stations	31,791	19,906
Prepayment for rental, facility and utilities	5,615	92
Prepayments for charging piles procurement	5,106	1,951
Prepayments for miscellaneous	2,146	617
Deposits	1,462	300
Receivables from related parties	556	0
Others	672	1,096
Credit loss allowances	(5,846)	(1,352)
Total	¥ 105,833	¥ 49,859